Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2070 Fund
June 30, 2025
Z70-NPRT1-0825
1.9912163.101
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	66	506
Fidelity Series Long-Term Treasury Bond Index Fund (a)	68,282	367,357
TOTAL BOND FUNDS (Cost $372,546)		367,863

Domestic Equity Funds - 50.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	33,167	685,567
Fidelity Series Large Cap Growth Index Fund (a)	16,388	441,007
Fidelity Series Large Cap Stock Fund (a)	15,779	408,521
Fidelity Series Large Cap Value Index Fund (a)	47,994	827,892
Fidelity Series Small Cap Core Fund (a)	15,809	184,329
Fidelity Series Small Cap Opportunities Fund (a)	5,857	85,565
Fidelity Series Value Discovery Fund (a)	18,325	296,318
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,777,218)		2,929,199

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	9,429	173,393
Fidelity Series Emerging Markets Fund (a)	14,392	146,944
Fidelity Series Emerging Markets Opportunities Fund (a)	27,480	588,632
Fidelity Series International Growth Fund (a)	21,119	419,216
Fidelity Series International Index Fund (a)	11,063	158,198
Fidelity Series International Small Cap Fund (a)	3,824	75,876
Fidelity Series International Value Fund (a)	27,438	418,975
Fidelity Series Overseas Fund (a)	25,916	419,840
Fidelity Series Select International Small Cap Fund (a)	349	4,655
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,121,785)		2,405,729

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $56,509)	5,680	56,458

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $24,096)	4.42	24,096	24,096

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,352,154)	5,783,345
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	5,783,343

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	552	15	57	2	(1)	(3)	506	66
Fidelity Series Blue Chip Growth Fund	652,506	13,148	99,543	-	(4,204)	123,660	685,567	33,167
Fidelity Series Canada Fund	166,686	7,711	23,336	-	(420)	22,752	173,393	9,429
Fidelity Series Corporate Bond Fund	428	1,078	1,527	4	19	2	-	-
Fidelity Series Emerging Markets Fund	140,954	11,392	19,835	-	(1,270)	15,703	146,944	14,392
Fidelity Series Emerging Markets Opportunities Fund	564,135	43,699	79,051	-	(4,471)	64,320	588,632	27,480
Fidelity Series Government Bond Index Fund	694	1,899	2,621	6	29	(1)	-	-
Fidelity Series Government Money Market Fund	-	32,867	8,771	250	-	-	24,096	24,096
Fidelity Series International Developed Markets Bond Index Fund	-	2,971	3,009	-	38	-	-	-
Fidelity Series International Growth Fund	390,554	18,603	33,807	-	(257)	44,123	419,216	21,119
Fidelity Series International Index Fund	148,184	9,544	17,040	-	478	17,032	158,198	11,063
Fidelity Series International Small Cap Fund	72,436	1,331	10,552	-	(17)	12,678	75,876	3,824
Fidelity Series International Value Fund	389,006	29,245	48,076	-	2,754	46,046	418,975	27,438
Fidelity Series Investment Grade Bond Fund	658	1,818	2,475	7	(1)	-	-	-
Fidelity Series Investment Grade Securitized Fund	414	1,032	1,463	4	17	-	-	-
Fidelity Series Large Cap Growth Index Fund	419,756	11,228	57,484	594	(1,520)	69,027	441,007	16,388
Fidelity Series Large Cap Stock Fund	387,539	10,446	45,401	-	(324)	56,261	408,521	15,779
Fidelity Series Large Cap Value Index Fund	797,408	78,432	77,293	-	(1,908)	31,253	827,892	47,994
Fidelity Series Long-Term Treasury Bond Index Fund	377,895	54,622	55,664	3,270	(3,430)	(6,066)	367,357	68,282
Fidelity Series Overseas Fund	389,216	22,651	42,558	-	1,158	49,373	419,840	25,916
Fidelity Series Select International Small Cap Fund	994	3,164	67	-	(1)	565	4,655	349
Fidelity Series Small Cap Core Fund	183,089	3,989	15,519	-	(2,608)	15,378	184,329	15,809
Fidelity Series Small Cap Opportunities Fund	81,414	3,704	6,808	-	(1,022)	8,277	85,565	5,857
Fidelity Series Treasury Bill Index Fund	-	77,712	21,183	565	(20)	(51)	56,458	5,680
Fidelity Series Value Discovery Fund	286,205	28,597	26,717	-	(1,456)	9,689	296,318	18,325
	5,450,723	470,898	699,857	4,702	(18,437)	580,018	5,783,345

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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